STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

February 28, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.9%
Automobiles & Components - 1.3%
Fox Factory Holding	12,760	[a,b]	1,622,434
Gentherm	3,385	[b]	239,624
LCI Industries	26,597		3,748,581
Thor Industries	1,650	[a]	193,149
Visteon	14,255	[b]	1,812,808
Workhorse Group	17,795	[a,b]	287,745
			7,904,341
Banks - 13.8%
Associated Banc-Corp	92,419		1,862,243
BankUnited	60,631	[a]	2,436,760
Banner	68,992		3,572,406
Brookline Bancorp	87,314		1,242,479
Bryn Mawr Bank	37,040		1,401,223
Cadence Bancorp	171,114		3,511,259
Camden National	26,160		1,060,265
Cathay General Bancorp	4,186		157,561
City Holding	13,820		1,039,402
Columbia Banking System	65,925	[a]	2,919,819
Community Bank System	9,015	[a]	641,778
Dime Community Bancshares	2,886		84,877
Enterprise Financial Services	3,105		133,515
Essent Group	38,550		1,589,416
F.N.B.	16,168		191,267
Federal Agricultural Mortgage, Cl. C	2,060		177,675
First Bancorp	31,040		1,249,981
First Financial	25,470		1,079,419
First Horizon	7,698		124,708
Glacier Bancorp	34,050	[a]	1,845,510
Great Southern Bancorp	19,800		1,045,242
Great Western Bancorp	4,607		123,606
Hancock Whitney	32,690		1,234,048
Heartland Financial USA	26,429		1,235,291
Hope Bancorp	12,739		167,645
Independent Bank	108,484	[a]	9,276,467
Lakeland Financial	17,350	[a]	1,196,283
NBT Bancorp	28,490		1,032,193
NMI Holdings, Cl. A	27,100	[b]	619,506
OceanFirst Financial	49,630		1,078,460
Old National Bancorp	77,827		1,411,004

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Banks - 13.8% (continued)
Pacific Premier Bancorp	75,179		3,029,714
PacWest Bancorp	35,290		1,278,910
Pinnacle Financial Partners	8,102		657,639
Renasant	77,833	[a]	3,057,280
Seacoast Banking Corp. of Florida	91,764	[b]	3,298,916
Sterling Bancorp	57,830		1,262,429
Stock Yards Bancorp	9,865		486,049
Synovus Financial	103,154		4,364,446
TCF Financial	41,122		1,843,088
Texas Capital Bancshares	34,667	[a,b]	2,641,626
TriCo Bancshares	26,220		1,129,295
Triumph Bancorp	25,349	[b]	1,944,268
Walker & Dunlop	22,995		2,291,682
Washington Trust Bancorp	16,270		773,639
Webster Financial	22,180		1,226,776
WesBanco	37,740		1,218,247
Wintrust Financial	44,345		3,266,453
WSFS Financial	52,925		2,812,434
			81,324,199
Capital Goods - 13.3%
AerCap Holdings	40,388	[b]	1,945,894
Alamo Group	934		142,556
Albany International, Cl. A	25,985		2,054,114
Allied Motion Technologies	22,008	[b]	1,068,268
Altra Industrial Motion	28,035		1,623,787
Ameresco, Cl. A	18,830	[b]	1,075,570
Array Technologies	17,460	[b]	647,417
Astec Industries	19,456	[b]	1,321,452
AZZ	24,910		1,272,652
Babcock & Wilcox Enterprises	230,574	[b]	1,632,464
Bloom Energy, Cl. A	29,233	[a,b]	834,017
Chart Industries	12,925	[a,b]	1,849,438
Colfax	5,374	[a,b]	238,337
Comfort Systems USA	9,905		613,516
Curtiss-Wright	1,237		136,676
Desktop Metal, Cl. A	12,925	[b]	259,276
EMCOR Group	12,410		1,208,362
Enerpac Tool Group	110,520	[a,b]	2,729,844
EnerSys	8,895		803,041
ESCO Technologies	9,991		1,055,749
Granite Construction	14,858		510,818
Great Lakes Dredge & Dock	107,694	[b]	1,635,872
Griffon	34,050		837,630
Hexcel	17,095	[a,b]	919,027

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Capital Goods - 13.3% (continued)
Hillenbrand	91,454		4,248,953
Hyster-Yale Materials Handling	14,161		1,211,474
ITT	13,290		1,102,804
Kennametal	184,247	[a]	6,883,467
Lydall	37,525	[b]	1,306,996
Mercury Systems	10,354	[b]	676,737
Miller Industries	12,020		474,429
Moog, Cl. A	10,300		799,898
MSC Industrial Direct, Cl. A	8,560		737,273
Mueller Industries	25,100		1,020,064
Oshkosh	5,601	[a]	593,706
PAE	223,150	[b]	1,823,135
Park Aerospace	87,031		1,208,861
Plug Power	12,715	[a,b]	615,152
Powell Industries	13,837		430,746
Regal Beloit	965		131,887
Resideo Technologies	131,355	[b]	3,155,147
Rexnord	123,265		5,540,761
Romeo Power	15,610	[a,b]	192,471
Simpson Manufacturing	5,540		539,928
SiteOne Landscape Supply	8,730	[a,b]	1,383,792
Spirit AeroSystems Holdings, Cl. A	17,929		767,899
SPX	59,854	[b]	3,327,284
SPX FLOW	58,513	[b]	3,602,060
Systemax	3,410		123,101
Teledyne Technologies	1,502	[a,b]	557,242
Tennant	12,626		962,101
Textainer Group Holdings	82,080	[b]	2,137,363
The Shyft Group	37,620		1,237,322
TPI Composites	15,945	[b]	759,939
TriMas	26,341	[b]	884,794
Triton International	21,490		1,241,692
Twin Disc	20,940	[b]	173,174
Valmont Industries	5,036		1,191,165
Welbilt	59,759	[b]	954,949
			78,413,543
Commercial & Professional Services - 4.0%
ABM Industries	20,250		874,395
ASGN	11,669	[b]	1,084,867
Brady, Cl. A	41,988		2,200,591
CBIZ	7,486	[b]	225,703
Clean Harbors	11,817	[b]	1,006,218
Covanta Holding	60,573		851,051
Deluxe	35,503	[a]	1,403,433

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Commercial & Professional Services - 4.0% (continued)
Harsco	271,556	[b]	4,442,656
Heritage-Crystal Clean	43,590	[b]	1,142,930
Herman Miller	5,141		197,183
HNI	4,870		173,323
Kelly Services, Cl. A	46,390	[b]	965,840
McGrath RentCorp	26,720		2,075,075
MSA Safety	20,753	[a]	3,341,025
Stericycle	31,865	[b]	2,067,083
VSE	33,100		1,276,336
			23,327,709
Consumer Durables & Apparel - 3.6%
Acushnet Holdings	33,859	[a]	1,429,527
Carter's	1,404	[b]	117,192
Cavco Industries	4,430	[b]	934,331
Deckers Outdoor	2,855	[b]	931,044
Helen of Troy	5,435	[a,b]	1,178,308
Installed Building Products	8,320		909,875
KB Home	29,040		1,172,635
M.D.C. Holdings	7,910	[a]	447,469
M/I Homes	19,500	[b]	973,050
Malibu Boats, Cl. A	23,645	[b]	1,762,498
PVH	33,356	[b]	3,334,266
Ralph Lauren	18,603	[b]	2,178,039
Skyline Champion	14,140	[b]	625,695
Tapestry	30,480	[b]	1,284,427
Tempur Sealy International	51,914		1,734,447
Vista Outdoor	4,800	[b]	151,728
Wolverine World Wide	53,905		1,883,980
			21,048,511
Consumer Services - 3.8%
Boyd Gaming	70,889	[b]	4,161,184
Brinker International	56,007	[b]	3,841,520
Frontdoor	31,560	[b]	1,652,797
International Game Technology	104,662	[a,b]	1,914,268
Marriott Vacations Worldwide	31,194	[b]	5,293,934
OneSpaWorld Holdings	340,986	[a,b]	3,720,157
Perdoceo Education	68,560	[b]	882,367
SeaWorld Entertainment	18,209	[b]	904,259
			22,370,486
Diversified Financials - 4.3%
Artisan Partners Asset Management, Cl. A	99,749		4,738,078
B. Riley Financial	61,179		4,026,802
Cohen & Steers	28,880		1,859,294

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Diversified Financials - 4.3% (continued)
Evercore, Cl. A	18,983		2,273,593
FirstCash	36,050		2,282,686
Focus Financial Partners, Cl. A	65,530	[b]	3,080,565
PROG Holdings	2,328		116,400
Stifel Financial	115,164		7,034,217
			25,411,635
Energy - 2.7%
Cactus, Cl. A	69,677		2,220,606
ChampionX	135,983	[b]	2,892,358
CNX Resources	86,730	[a,b]	1,093,665
Devon Energy	42,713		920,038
Dril-Quip	31,394	[a,b]	1,066,140
Forum Energy Technologies	3,900	[a,b]	83,265
Geopark	6,802	[a,b]	111,757
Green Plains	24,020	[b]	608,186
ION Geophysical	18,037	[b]	54,832
Oil States International	26,636	[b]	195,242
Patterson-UTI Energy	35,836		265,186
PDC Energy	98,746	[b]	3,451,173
Renewable Energy Group	14,940	[a,b]	1,161,884
Southwestern Energy	208,320	[b]	843,696
TETRA Technologies	107,885	[b]	269,713
World Fuel Services	28,062		872,167
			16,109,908
Food & Staples Retailing - .5%
BJ's Wholesale Club Holdings	25,010	[a,b]	1,004,902
Casey's General Stores	4,750	[a]	959,310
The Andersons	36,250		947,575
			2,911,787
Food, Beverage & Tobacco - 2.2%
Calavo Growers	1,761	[b]	132,515
Darling Ingredients	34,054	[b]	2,146,764
Lancaster Colony	5,705		996,492
Landec	107,210	[b]	1,195,392
Sanderson Farms	7,420		1,131,550
The Hain Celestial Group	42,177	[b]	1,779,026
TreeHouse Foods	106,835	[a,b]	5,343,887
			12,725,626
Health Care Equipment & Services - 5.8%
Acadia Healthcare	45,037	[a,b]	2,487,844
Accuray	422,047	[b]	2,101,794
AMN Healthcare Services	31,236	[b]	2,276,168
AngioDynamics	52,533	[b]	1,100,566
AtriCure	18,793	[b]	1,226,619

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Health Care Equipment & Services - 5.8% (continued)
Avanos Medical	60,727	[a,b]	2,792,227
Cantel Medical	2,124	[b]	157,771
CONMED	10,910		1,342,585
Cross Country Healthcare	179,974	[b]	1,999,511
CryoPort	30,550	[a,b]	1,815,892
Cytosorbents	30,703	[b]	289,222
Encompass Health	13,380		1,076,287
HealthEquity	13,145	[a,b]	1,082,491
Integer Holdings	15,550	[b]	1,371,355
Intersect ENT	34,824	[b]	794,335
LHC Group	4,365	[b]	793,164
MEDNAX	36,901	[a,b]	901,491
Meridian Bioscience	25,180	[b]	530,794
Merit Medical Systems	15,090	[b]	840,815
Mesa Laboratories	7,050	[a]	1,916,965
Molina Healthcare	8,232	[b]	1,784,368
NuVasive	59,934	[b]	3,615,819
OraSure Technologies	46,200	[a,b]	489,720
Patterson Companies	26,590	[a]	825,885
The Ensign Group	3,383		277,474
Varex Imaging	26,212	[b]	601,041
			34,492,203
Household & Personal Products - .3%
Spectrum Brands Holdings	21,569		1,672,676
Insurance - 2.0%
Axis Capital Holdings	20,310		1,026,264
First American Financial	12,200		640,988
HCI Group	1,027		59,432
Horace Mann Educators	64,762		2,495,927
Kemper	37,005		2,798,318
Old Republic International	38,914		752,208
Primerica	5,510		778,177
Selective Insurance Group	1,043		70,747
Stewart Information Services	21,160		998,752
The Hanover Insurance Group	21,190		2,444,266
			12,065,079
Materials - 6.4%
Allegheny Technologies	226,499	[b]	4,452,970
American Vanguard	122,575		2,392,664
Ampco-Pittsburgh	13,490	[b]	103,064
Avery Dennison	17,330		3,036,389
Avient	98,392		4,252,502
Balchem	9,235		1,102,290
Cleveland-Cliffs	83,033	[a,b]	1,107,660

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Materials - 6.4% (continued)
Commercial Metals	27,520		692,128
Crown Holdings	26,540		2,536,162
Danimer Scientific	15,135	[a,b]	577,098
Eagle Materials	10,745	[b]	1,347,208
Innospec	809	[b]	81,264
Louisiana-Pacific	110,559		5,263,714
Materion	22,375		1,532,240
Mercer International	75,470		1,159,974
MP Materials	9,375	[a,b]	394,031
Neenah	1,739		96,201
Royal Gold	10,756		1,115,505
Schnitzer Steel Industries, Cl. A	48,642		1,680,095
Schweitzer-Mauduit International	23,005	[a]	1,074,333
Sensient Technologies	16,126		1,255,409
Summit Materials, Cl. A	34,580	[b]	958,212
Worthington Industries	19,553		1,249,241
			37,460,354
Media & Entertainment - 1.7%
Criteo, ADR	122,874	[b]	4,225,637
Gray Television	148,198		2,689,794
Madison Square Garden Entertainment	28,534	[b]	3,075,109
			9,990,540
Pharmaceuticals Biotechnology & Life Sciences - 3.4%
Amneal Pharmaceuticals	136,564	[a,b]	736,080
Axsome Therapeutics	7,720	[a,b]	520,019
Bicycle Therapeutics, ADR	13,430	[a,b]	339,376
Bioxcel Therapeutics	3,695	[a,b]	198,089
Charles River Laboratories International	10,703	[b]	3,062,556
ChemoCentryx	6,545	[b]	444,013
Deciphera Pharmaceuticals	11,080	[b]	485,082
Dicerna Pharmaceuticals	17,625	[b]	475,523
Emergent BioSolutions	4,365	[a,b]	419,040
FibroGen	10,240	[a,b]	512,307
Fluidigm	157,410	[a,b]	724,086
IGM Biosciences	6,210	[a,b]	542,940
Invitae	28,370	[a,b]	1,138,488
Karuna Therapeutics	1,860	[b]	232,426
Luminex	33,705		1,096,087
Natera	19,470	[b]	2,260,272
NeoGenomics	16,785	[a,b]	855,531
Nkarta	4,700	[a,b]	229,172
Novavax	4,030	[a,b]	931,857
Phibro Animal Health, Cl. A	98,912		2,133,532
Quanterix	10,910	[b]	826,433

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.4% (continued)
TCR2 Therapeutics	22,830	[b]	604,082
TG Therapeutics	13,765	[a,b]	602,494
Ultragenyx Pharmaceutical	4,870	[a,b]	689,300
Zymeworks	6,045	[b]	219,494
			20,278,279
Real Estate - 3.1%
Apple Hospitality REIT	7,379	[b,c]	105,151
CareTrust REIT	9,410	[c]	208,714
Corporate Office Properties Trust	39,289	[c]	1,021,514
EPR Properties	29,020	[a,b,c]	1,311,124
Global Medical REIT	50,010	[c]	673,635
Hudson Pacific Properties	47,485	[c]	1,215,141
Industrial Logistics Properties Trust	39,850	[c]	847,610
Jones Lang LaSalle	1,009	[b]	175,546
Lamar Advertising, Cl. A	29,183	[c]	2,526,956
Lexington Realty Trust	12,762	[c]	136,809
National Health Investors	1,814	[c]	123,842
Newmark Group, Cl. A	19,960		199,999
Omega Healthcare Investors	4,472	[a,c]	166,090
Physicians Realty Trust	42,791	[c]	727,447
Piedmont Office Realty Trust, Cl. A	7,860	[c]	134,092
Potlatchdeltic	58,370	[c]	2,962,277
QTS Realty Trust, Cl. A	28,725	[a,c]	1,784,397
Rexford Industrial Realty	23,335	[c]	1,113,546
Terreno Realty	21,320	[c]	1,194,773
UMH Properties	97,930	[c]	1,671,665
			18,300,328
Retailing - 2.2%
Big Lots	18,590	[a]	1,181,209
Chico's FAS	82,327	[b]	221,460
Lithia Motors, Cl. A	11,567	[a]	4,325,480
Magnite	5,355	[a,b]	261,699
Monro	29,825	[a]	1,848,852
Signet Jewelers	21,910	[b]	1,090,680
Sonic Automotive, Cl. A	54,588		2,517,053
The Aaron's Company	6,759	[b]	148,428
The Children's Place	9,976	[a,b]	690,838
The ODP	23,350	[b]	893,605
			13,179,304
Semiconductors & Semiconductor Equipment - 5.0%
Axcelis Technologies	14,670	[b]	540,883
Brooks Automation	14,270		1,186,693
CEVA	19,206	[b]	1,175,983

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Semiconductors & Semiconductor Equipment - 5.0% (continued)
CMC Materials	18,311		3,122,025
DSP Group	91,416	[b]	1,423,347
Entegris	8,049		846,835
Impinj	8,687	[b]	555,707
Kulicke & Soffa Industries	28,090		1,400,567
MACOM Technology Solutions Holdings	46,779	[b]	3,010,229
MaxLinear	131,240	[b]	5,219,416
Onto Innovation	18,670	[b]	1,166,128
Power Integrations	13,430		1,186,809
Rambus	105,357	[b]	2,210,390
Semtech	11,245	[b]	824,371
Silicon Laboratories	11,920	[b]	1,856,421
SunPower	24,595	[a,b]	855,168
Synaptics	7,198	[a,b]	964,748
Veeco Instruments	91,284	[a,b]	1,962,606
			29,508,326
Software & Services - 7.6%
Avaya Holdings	89,655	[b]	2,660,064
BlackLine	10,745	[a,b]	1,332,595
Box, Cl. A	42,053	[b]	771,673
CACI International, Cl. A	622	[b]	137,673
Cerence	13,095	[a,b]	1,456,426
Cloudera	185,760	[a,b]	2,998,166
Cognyte Software	43,458	[a,b]	1,254,632
Concentrix	8,270	[b]	1,021,428
Conduent	339,470	[b]	1,826,349
ExlService Holdings	20,868	[b]	1,765,850
FireEye	124,166	[b]	2,398,887
InterDigital	24,232		1,535,582
KBR	65,996		2,045,876
LivePerson	22,325	[a,b]	1,464,967
MAXIMUS	14,004		1,138,245
New Relic	5,327	[b]	325,693
Nuance Communications	70,201	[a,b]	3,130,965
OneSpan	42,374	[b]	989,857
Qualys	5,705	[a,b]	554,298
Sprout Social, Cl. A	12,340	[b]	838,750
Switch, Cl. A	66,475	[b]	1,152,677
Talend, ADR	15,788	[a,b]	800,925
The Hackett Group	34,380		537,016
Unisys	126,404	[a,b]	3,103,218
Upland Software	59,040	[b]	2,918,347
Varonis Systems	5,370	[b]	985,610

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.9% (continued)
Software & Services - 7.6% (continued)
Verint Systems	43,458	[a,b]	2,142,045
Vertex, Cl. A	41,965	[a,b]	1,290,424
Xperi Holding	103,735		2,188,808
			44,767,046
Technology Hardware & Equipment - 5.1%
Ciena	58,876	[b]	3,071,561
Diebold Nixdorf	91,431	[a,b]	1,327,578
FLIR Systems	15,168		809,971
II-VI	12,901	[a,b]	1,087,554
Infinera	90,117	[a,b]	885,400
Itron	26,857	[a,b]	3,148,715
Kimball Electronics	61,190	[b]	1,436,741
Knowles	129,191	[b]	2,685,881
Methode Electronics	84,865		3,303,794
OSI Systems	17,039	[b]	1,612,230
Quantum	268,666	[b]	2,240,674
Radware	13,753	[b]	358,403
Ribbon Communications	108,379	[b]	936,395
Rogers	4,990	[b]	905,585
Stratasys	44,940	[a,b]	1,549,981
Velodyne Lidar	11,750	[a,b]	172,608
Viasat	33,137	[a,b]	1,694,626
Viavi Solutions	102,858	[b]	1,664,757
Vishay Intertechnology	39,530		943,581
			29,836,035
Telecommunication Services - .6%
ATN International	35,465		1,726,436
Bandwidth, Cl. A	7,050	[a,b]	1,116,438
Vonage Holdings	41,163	[b]	544,175
			3,387,049
Transportation - 1.8%
Allegiant Travel	16,669	[b]	4,203,755
Avis Budget Group	33,265	[b]	1,847,871
Heartland Express	63,036		1,147,255
Hub Group, Cl. A	19,470	[b]	1,121,083
JetBlue Airways	44,630	[b]	822,531
Knight-Swift Transportation Holdings	3,727		161,006
Ryder System	8,300		562,491
Werner Enterprises	20,645		886,083
			10,752,075
Utilities - 1.4%
ALLETE	1,504	[a]	93,444
Atlantic Power	316,990	[b]	909,761
Avista	3,500		140,735

Description		Shares		Value ($)
Common Stocks - 95.9% (continued)
Utilities - 1.4% (continued)
IDACORP		1,680		144,883
MDU Resources Group		29,107		817,907
NorthWestern		16,900		988,312
Ormat Technologies		21,029	[a]	1,801,554
Portland General Electric		24,746		1,043,291
South Jersey Industries		45,995	[a]	1,154,934
Vistra Energy		68,624		1,183,764
				8,278,585
Total Common Stocks (cost $383,395,165)				565,515,624

Exchange-Traded Funds - 1.1%
Registered Investment Companies - 1.1%
iShares Russell 2000 ETF (cost $6,339,934)		29,285	[a]	6,393,208
	1-Day Yield (%)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $19,011,265)	0.07	19,011,265	[d]	19,011,265

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $8,625,147)	0.03	8,625,147	[d]	8,625,147
Total Investments (cost $417,371,511)		101.7%		599,545,244
Liabilities, Less Cash and Receivables		(1.7%)		(10,021,304)
Net Assets		100.0%		589,523,940

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Security, or portion thereof, on loan. At February 28, 2021, the value of the fund’s securities on loan was $107,827,948 and the value of the collateral was $112,960,003, consisting of cash collateral of $8,625,147 and U.S. Government & Agency securities valued at $104,334,856.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

February 28, 2021 (Unaudited)

The following is a summary of the inputs used as of February 28, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	565,515,624	-	-	565,515,624
Exchange-Traded Funds	6,393,208	-	-	6,393,208
Investment Companies	27,636,412	-	-	27,636,412

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2021, accumulated net unrealized appreciation on investments was $182,173,733, consisting of $188,326,315 gross unrealized appreciation and $6,152,582 gross unrealized depreciation.

At February 28, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.